Fair value measurements (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loss from derivatives financial instruments recognized in consolidated statements of operations	$ (2,475)	$ (2,213)	$ (579)
Jet Fuel Asian Call Options [Member] | Fuel Expenses [Member]
IfrsStatementLineItems [Line Items]
Loss from derivatives financial instruments recognized in consolidated statements of operations	(1,751)	(1,317)
Interests Rate Cap [Member] | Finance Cost [Member]
IfrsStatementLineItems [Line Items]
Loss from derivatives financial instruments recognized in consolidated statements of operations	(699)	(896)	(579)
T Locks [Member] | Fuel Expenses [Member]
IfrsStatementLineItems [Line Items]
Loss from derivatives financial instruments recognized in consolidated statements of operations
T Locks [Member] | Finance Cost [Member]
IfrsStatementLineItems [Line Items]
Loss from derivatives financial instruments recognized in consolidated statements of operations	$ (25)